Note 6 - Vessels, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Vessels, Net [Text Block]
6.
Vessels, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2016	$2,950,042	$(945,392)	$2,004,650
Depreciation	-	(90,917)	(90,917)
Other vessels’ costs	2,792	-	2,792
Disposals, transfers and other movements	(263,947)	35,707	(228,240)
Balance, December 31, 2016	$2,688,887	$(1,000,602)	$1,688,285
Depreciation	-	(83,178)	(83,178)
Vessel acquisitions and other vessels’ costs	64,231	-	64,231
Disposals, transfers and other movements	(157,350)	67,521	(89,829)
Balance, December 31, 2017	$2,595,768	$(1,016,259)	$1,579,509

During the year ended
December 31, 2015,
the Company sold for scrap the container vessel
MSC Challenger
at a price of
$5,022
and recognized a gain of
$1,688,
which is separately reflected in Gain on sale / disposal of vessels, net in the accompanying
2015
consolidated statement of income.

On
July 6, 2016
and
July 15, 2016,
the Company entered into an agreement with a financial institution to refinance the then outstanding balance of the loan relating to
MSC Athens
and
MSC Athos
under a
seven
-year sale and leaseback transaction (Note
11
). Under the sale and leaseback transaction, the vessels were chartered back to the Company on a bareboat basis and remained on charter with their initial time charterer.

During the year ended
December 31, 2016,
the Company sold for demolition the container vessel
Karmen
at a price of
$3,953
and recognized a loss of
$4,440,
which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying
2016
consolidated statement of income. On
December 28, 2016,
the Company decided to make arrangements to sell the vessel
MSC Romanos
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
MSC Romanos
as “held for sale” were met. As at
December 31, 2016,
the amount of
$6,256,
separately reflected in Vessel held for sale in the consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions, (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$37,161,
is separately reflected in Loss on vessel held for sale in the
2016
consolidated statement of income.

During the year ended
December 31, 2017,
the Company acquired the
2014
-built,
4,957
TEU secondhand containerships
Leonidio
and the
Kyparissia
, the
2005
-built,
7,471
TEU secondhand containership
Maersk Kowloon
and the
2005
-built,
2,556
TEU secondhand containership
CMA CGM L’Etoile
.

On
June 19, 2017,
the Company entered into
two
financing agreements with a financial institution for
Leonidio
and
Kyparissia
(Note
11
)
.

During the year ended
December 31, 2017,
the Company sold for scrap the container vessels
Marina
,
Mandraki
and
Mykonos
at an aggregate price of
$23,246,
delivered to its scrap buyers the container vessel
Romanos
(ex.
MSC Romanos
) at a price of
$6,585
and recognized a net loss of
$4,856
in aggregate, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying
2017
consolidated statement of income. On
December 29, 2017,
the Company decided to make arrangements to sell the vessel
Itea
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
Itea
as “held for sale” were met. As at
December 31, 2017,
the amount of
$7,315,
separately reflected in Vessel held for sale in the consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$2,379,
is separately reflected in Loss on vessel held for sale in the
2017
consolidated statement of income. During the year ended
December 31, 2017,
the Company recorded an impairment loss in relation to
seven
of its vessels in the amount of
$17,959
(including
$2,873
transferred from Deferred charges, net (Note
7
), in the aggregate, and is separately reflected in Vessels impairment loss in the
2017
consolidated statement of income.

Forty-
five
of the Company’s vessels, with a total carrying value of
$1,577,308
as of
December 31, 2017,
including the vessel held for sale discussed above, have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
seven
vessels under the sale and leaseback transaction described in Note
11.